Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	2,776,049	821,344	(1,460,541)
Germany.	(1,046,840)	997,619	(45,090)
Cayman.	—	(8,913,071)	(7,961,485)
United States	(130,862)	(989,532)	(2,473,420)
Total	1,598,347	(8,083,640)	(11,940,536)

Significant Components of the Provision for (Benefit from) Income Taxes

Significant components of the provision for (benefit from) income taxes are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current income tax expense
PRC	1,255	—	—
United States	—	—	—
Germany	—	—	—
Total current	1,255	—	—
Deferred income tax benefit
PRC	(12,867)	—	—
United States	—	—	—
Germany	—	—	—
Total deferred	(12,867)	—	—
Total provision for income taxes	(11,612)	—	—

Schedule of Reconciliation Between PRC Statutory Income Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the Years Ended December 31,
	2022	2023	2024
PRC Statutory income tax rate	25.0%	(25.0)%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	(0.1)%	6.1%	19.6%
Preferential tax rate	(6.0)%	3.1%	0.4%
Research and development expenses bonus deduction	(39.7)%	(11.8)%	(4.3)%
Other non-deductible expenses	28.8%	24.4%	0.5%
Change in valuation allowance	(8.7)%	3.2%	12.5%
Effect of true-up on NOL	—	—	(3.7)%
Effective income tax rate	(0.7)%	0.0%	0.0%

Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities
(b)
Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2023	2024
	US$	US$
Allowance for credit losses	75,550	118,647
Operating lease liabilities	91,193	276,154
Net operating loss carry forwards	2,398,580	2,855,567
Share-based compensation	—	928,639
Others	59,206	268,714
Total deferred income tax assets	2,624,529	4,447,721
Less: Valuation allowance	(2,529,266)	(4,160,082)
Total deferred tax assets, net of valuation allowance	95,263	287,639
Intangible assets	(4,070)	—
Right-of-use assets	(91,193)	(287,639)
Deferred income tax liabilities	(95,263)	(287,639)
Net deferred income tax liabilities	—	—

Summary of Tax Loss Carryforwards

Tax loss carried forward by the PRC subsidiaries will expire, if unused, by the following period-end:

Year ending December 31,	US$
2028	4,167,597
2029	2,726,651
2030	2,818,368
2031	3,439,572
2032	—
Thereafter	1,315,719
Total	14,467,907

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	2,188,999	2,295,587	2,529,266
Additions of valuation allowance	425,330	589,668	1,503,585
Reductions of valuation allowance	(193,629)	(330,665)	—
Foreign exchange translation adjustments	(125,113)	(25,324)	127,231
Balance at the end of the year	2,295,587	2,529,266	4,160,082